Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2009
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2010
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

Schedule of Intangible Assets by Major Class

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2010 and 2011.

	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	3,193	70,756	73,949	8,347	65,602
Other	2,867	2,384	483	2,587	2,190	397

Total	76,816	5,577	71,239	76,536	10,537	65,999

Intangible assets not subject to amortization:
Total	9,755	—	9,755	9,768	—	9,768

Total	86,571	5,577	80,994	86,304	10,537	75,767

Note:	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 “Business combination” for further information.

Schedule of Expected Amortization Expense, Table

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2012	5,443
2013	5,572
2014	5,669
2015	5,331
2016	5,042